DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Commodity Derivative Volumes [Abstract]
Schedule Of Commodity Derivative Volumes
NET ENERGY DERIVATIVE VOLUMES

	December 31,
Segment and Commodity	2015		2014
California Utilities:
SDG&E:
Natural gas	70 million MMBtu	(1)	55 million MMBtu
Electricity	1 million MWh	(2)	―
Congestion revenue rights	36 million MWh		27 million MWh
SoCalGas – natural gas	1 million MMBtu		1 million MMBtu

Energy-Related Businesses:
Sempra Natural Gas – natural gas	43 million MMBtu		29 million MMBtu
(1)	Million British thermal units
(2)	Megawatt hours

Schedule Of Notional Amounts Of Interest Rate Derivatives [Abstract]
Schedule Of Notional Amounts of Interest Rate Derivatives Table
INTEREST RATE DERIVATIVES
(Dollars in millions)
	December 31, 2015		December 31, 2014
	Notional debt	Maturities	Notional debt	Maturities
Sempra Energy Consolidated:
Cash flow hedges(1)	$384	2016-2028	$399	2015-2028
Fair value hedges	300	2016	300	2016
SDG&E:
Cash flow hedge(1)	315	2016-2019	325	2015-2019
(1)	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Abstract]
Schedule Of Derivative Instruments on the Consolidated Balance Sheets
DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2015
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)		$4		$1	$(15)		$(156)
Commodity contracts not subject to rate recovery		13		―	―		―
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery		245		32	(239)		(21)
Associated offsetting commodity contracts		(232)		(20)	232		20
Associated offsetting cash collateral		(6)		―	4		―
Commodity contracts subject to rate recovery		28		49	(61)		(64)
Associated offsetting commodity contracts		(2)		(2)	2		2
Associated offsetting cash collateral		―		―	28		26
Net amounts presented on the balance sheet		50		60	(49)		(193)
Additional cash collateral for commodity contracts
not subject to rate recovery		2		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		28		―	―		―
Total(4)		$80		$60	$(49)		$(193)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$	―	$	―	$(14)		$(23)
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery		―		―	(1)		―
Associated offsetting cash collateral		―		―	1		―
Commodity contracts subject to rate recovery		27		49	(60)		(64)
Associated offsetting commodity contracts		(2)		(2)	2		2
Associated offsetting cash collateral		―		―	28		26
Net amounts presented on the balance sheet		25		47	(44)		(59)
Additional cash collateral for commodity contracts
not subject to rate recovery		1		―	―		―
Additional cash collateral for commodity contracts
subject to rate recovery		27		―	―		―
Total(4)		$53		$47	$(44)		$(59)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts not subject to rate recovery	$	―	$	―	$(1)	$	―
Associated offsetting cash collateral		―		―	1		―
Commodity contracts subject to rate recovery		1		―	(1)		―
Net amounts presented on the balance sheet		1		―	(1)		―
Additional cash collateral for commodity contracts
subject to rate recovery		1		―	―		―
Total		$2	$	―	$(1)	$	―
(1) Included in Current Assets: Other for SoCalGas.
(2) Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
(4)	Normal purchase contracts previously measured at fair value are excluded.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2014
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Derivatives designated as hedging instruments:
Interest rate and foreign exchange instruments(3)		$10		$3	$(17)		$(109)
Commodity contracts not subject to rate recovery		25		―	―		―
Derivatives not designated as hedging instruments:
Interest rate instruments		8		27	(7)		(22)
Commodity contracts not subject to rate recovery		143		32	(135)		(29)
Associated offsetting commodity contracts		(129)		(27)	129		27
Associated offsetting cash collateral		(11)		―	―		―
Commodity contracts subject to rate recovery		36		76	(36)		(20)
Associated offsetting commodity contracts		(3)		(1)	3		1
Associated offsetting cash collateral		―		―	23		13
Net amounts presented on the balance sheet		79		110	(40)		(139)
Additional cash collateral for commodity contracts
subject to rate recovery		14		―	―		―
Total(4)		$93		$110	$(40)		$(139)
SDG&E:
Derivatives designated as hedging instruments:
Interest rate instruments(3)	$	―	$	―	$(16)		$(31)
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		32		76	(32)		(20)
Associated offsetting commodity contracts		―		(1)	―		1
Associated offsetting cash collateral		―		―	23		13
Net amounts presented on the balance sheet		32		75	(25)		(37)
Additional cash collateral for commodity contracts
subject to rate recovery		12		―	―		―
Total(4)		$44		$75	$(25)		$(37)
SoCalGas:
Derivatives not designated as hedging instruments:
Commodity contracts subject to rate recovery		$4	$	―	$(4)	$	―
Associated offsetting commodity contracts		(3)		―	3		―
Net amounts presented on the balance sheet		1		―	(1)		―
Additional cash collateral for commodity contracts
subject to rate recovery		2		―	―		―
Total		$3	$	―	$(1)	$	―
(1) Included in Current Assets: Other for SoCalGas.
(2) Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
(4)	Normal purchase contracts previously measured at fair value are excluded.

Schedule Of Derivative Instruments Gain Loss In Statement Of Financial Performance [Abstract]
Schedule Of Fair Value Hedge Impact on the Consolidated Statements of Operations
FAIR VALUE HEDGE IMPACTS
(Dollars in millions)
		Pretax gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2015	2014	2013
Sempra Energy Consolidated:
Interest rate instruments	Interest Expense	$6	$8	$8
Interest rate instruments	Other Income, Net	(5)	(3)	(7)
Total(1)		$1	$5	$1
(1)		There was no hedge ineffectiveness in 2015 or 2013. There were gains of $9 million from hedge ineffectiveness in 2014. All other changes in the fair value of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt and recorded in Other Income, Net.

Schedule Of Cash Flow Hedges Impact On Statements Of Operations [Abstract]
Schedule Of Cash Flow Hedge Impact on the Consolidated Statements Of Operations
CASH FLOW HEDGE IMPACTS
(Dollars in millions)
	Pretax (loss) gain							Pretax (loss) gain reclassified
	recognized in OCI							from AOCI into earnings
	(effective portion)							(effective portion)
	Years ended December 31,							Years ended December 31,
		2015		2014		2013	Location	2015	2014	2013
Sempra Energy Consolidated:
Interest rate and foreign
exchange instruments(1)		$(18)		$(24)		$1	Interest Expense	$(18)	$(21)	$(11)
							Gain on Sale of Equity
Interest rate instruments		―		3		―	Interests and Assets	―	3	―
							Equity Earnings,
Interest rate instruments		(80)		(127)		15	Before Income Tax	(12)	(10)	(10)
							Equity Earnings,
Interest rate instruments		(20)		―		―	Net of Income Tax	(13)	―	―
Commodity contracts not							Revenues: Energy-Related
subject to rate recovery		12		19		(4)	Businesses	14	8	1
Total(2)		$(106)		$(129)		$12		$(29)	$(20)	$(20)
SDG&E:
Interest rate instruments(1)(3)		$(6)		$(9)		$8	Interest Expense	$(12)	$(11)	$(9)
SoCalGas:
Interest rate instrument(3)	$	―	$	―	$	―	Interest Expense	$(1)	$(1)	$(1)
(1)	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE.
(2)	There was $2 million, $1 million and $1 million of losses from ineffectiveness related to these cash flow hedges in 2015, 2014 and 2013, respectively.
(3)	There was negligible hedge ineffectiveness related to these cash flow hedges at SDG&E and SoCalGas in 2015, 2014 and 2013.

Schedule Of Undesignated Derivative Instruments Impact On Statements Of Operations [Abstract]
Schedule Of Undesignated Derivative Impact on the Consolidated Statements of Operations
UNDESIGNATED DERIVATIVE IMPACTS
(Dollars in millions)
		Pretax (loss) gain on derivatives recognized in earnings
		Years ended December 31,
	Location	2015		2014	2013
Sempra Energy Consolidated:
Interest rate and foreign
exchange instruments	Other Income, Net		$(4)	$(24)		$17
Foreign exchange instruments	Equity Earnings,
	Net of Income Tax		(4)	(5)		(4)
Commodity contracts not subject	Revenues: Energy-Related
to rate recovery	Businesses		42	17		(1)
Commodity contracts not subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power		―	3		―
Commodity contracts not subject
to rate recovery	Operation and Maintenance		(1)	(4)		1
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power		(126)	(10)		53
Commodity contracts subject
to rate recovery	Cost of Natural Gas		1	―		―
Total			$(92)	$(23)		$66
SDG&E:
Commodity contracts not subject
to rate recovery	Operation and Maintenance	$	―	$(1)	$	―
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power		(126)	(10)		53
Total			$(126)	$(11)		$53
SoCalGas:
Commodity contracts not subject
to rate recovery	Operation and Maintenance		$(1)	$(2)		$1
Commodity contracts subject
to rate recovery	Cost of Natural Gas		1	―		―
Total		$	―	$(2)		$1